Long-term Investments - Additional Information (Details)	1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 31, 2019 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) director	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Other equity investments
Percentage of equity interest						7.95%					7.95%
Total exchange amount | $											$ 3,000,000
Cash paid						¥ 19,721,700
Impairment loss recorded									¥ 20,895,309
Impairment loss				¥ 1,576,391
Carrying amount of investment						¥ 22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Other equity investments
Percentage of equity interest					6.7525%	6.8345%					6.8345%
Total exchange amount						¥ 12,300,000
Impairment loss recorded						¥ 6,380,802
Impairment loss					¥ 5,919,198
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Other equity investments
Percentage of equity interest						20.00%					20.00%
Total exchange amount						¥ 6,000,000
Cash paid	¥ 6,000,000
Impairment loss		¥ 6,000,000
Right to number of director | director						1
Beijing Futou Technology Co., Ltd. ("Futou Technology") | Huanqiuyimeng
Other equity investments
Percentage of equity interest			15.00%
Impairment loss			¥ 150,000
EEO Group
Other equity investments
Percentage of equity interest			4.822%				4.433%	8.33%		8.33%
Total exchange amount										¥ 38,000,000